Related Parties (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2014
Related Party Transactions [Line Items]
Related Party Transaction, Description of Transaction		less than 0.1 million	less than 0.1 million
Income Tax Reconciliation Nondeductible Income Loss		$ 3,920
Debt Instrument, Description of Variable Rate Basis		Libor + 4.7%
Ventanas Solar [Member]
Related Party Transactions [Line Items]
Trade Receivables Held-for-sale, Reconciliation to Cash Flow, Deductions from Held-for-sale	$ 6,600	$ 6,600
Debt Instrument, Description of Variable Rate Basis		Libor + 4.7%
Santa Maria Del Mar SA [Member]
Related Party Transactions [Line Items]
Guarantor Obligations, Current Carrying Value			$ 163
Company Foundation [Member]
Related Party Transactions [Line Items]
Guarantor Obligations, Current Carrying Value				$ 300
Debt Instrument, Unused Borrowing Capacity, Amount	60	$ 60
ESW LLC [Member]
Related Party Transactions [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 3,920	$ 3,920